Consolidated Statements of Comprehensive Income (Loss) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of comprehensive income [abstract]
Revenue	₩ 24,336,571	₩ 27,790,216	₩ 26,504,074
Cost of sales	(21,251,305)	(22,424,661)	(22,754,270)
Gross profit	3,085,266	5,365,555	3,749,804
Selling expenses	(834,062)	(994,483)	(694,914)
Administrative expenses	(938,214)	(696,022)	(610,479)
Research and development expenses	(1,221,198)	(1,213,432)	(1,133,972)
Other income	1,004,137	1,081,746	1,591,801
Other expenses	(1,115,233)	(1,230,455)	(1,467,831)
Finance income	254,131	279,019	139,671
Finance costs	(326,893)	(268,856)	(266,186)
Equity in income of equity accounted investees, net	700	9,560	8,339
Profit (loss) before income tax	(91,366)	2,332,632	1,316,233
Income tax expense	(88,077)	(395,580)	(384,725)
Profit (loss) for the year	(179,443)	1,937,052	931,508
Other comprehensive income (loss) Items that will never be reclassified to profit or loss
Remeasurements of net defined benefit liabilities	5,690	(16,260)	155,346
Other comprehensive income (loss) from associates and joint ventures	20	441	200
Income tax	(1,169)	9,259	(37,594)
Items that will never be reclassified to profit or loss	4,541	(6,560)	117,952
Other comprehensive income (loss), Items that are or may be reclassified to profit or loss
Net change in fair value of available-for-sale financial assets			(77)
Foreign currency translation differences for foreign operations	(19,987)	(231,738)	(90,503)
Other comprehensive income (loss) from associates and joint ventures	37	905	(5,416)
Related income tax			19
Items that are or may be reclassified to profit or loss	(19,950)	(230,833)	(95,977)
Other comprehensive income (loss) for the year, net of income tax	(15,409)	(237,393)	21,975
Total comprehensive income (loss) for the year	(194,852)	1,699,659	953,483
Profit (loss) attributable to:
Owners of the Controlling Company	(207,239)	1,802,756	906,713
Non-controlling interests	27,796	134,296	24,795
Profit (loss) for the year	(179,443)	1,937,052	931,508
Total comprehensive income (loss) attributable to:
Owners of the Controlling Company	(215,386)	1,596,394	941,953
Non-controlling interests	20,534	103,265	11,530
Total comprehensive income (loss) for the year	₩ (194,852)	₩ 1,699,659	₩ 953,483
Earnings (loss) per share (In won)
Basic earnings (loss) per share	₩ (579)	₩ 5,038	₩ 2,534
Diluted earnings (loss) per share	₩ (579)	₩ 5,038	₩ 2,534